Document and Entity Information	Nov. 02, 2016
Prospectus:
Document Type	497
Document Period End Date	Nov. 02, 2016
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Nov. 02, 2016
Document Effective Date	Nov. 02, 2016
Prospectus Date	Sep. 30, 2016
Spirited Funds/ETFMG Whiskey & Spirits ETF | Spirited Funds/ETFMG Whiskey & Spirits ETF
Prospectus:
Trading Symbol	WSKY